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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Summit Partners, L.P.

Address: 222 Berkeley Street, 18th Floor

         Boston, MA 02116



Form 13F File Number: 28-11703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin W. Devereux

Title: Power of Attorney for Martin J. Mannion, Member of Summit Company, LLC, General Partner

Phone:   (617) 824-1000


Signature, Place, and Date of Signing:

 /s/ Robin W. Devereux            Boston, MA                 May 1, 2013
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


 Report Summary:


 Number of Other Included Managers:                        0
                                         -------------------------------------

 Form 13F Information Table Entry Total:                   5
                                         -------------------------------------

 Form 13F Information Table Value Total:              $1,116,502
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                                                      (thousands)

 List of Other Included Managers:                        NONE
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                          FORM 13F INFORMATION TABLE

  COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------- -------- --------- -------- ------------------- ---------- -------- ----------------------
                TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER   CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
--------------- -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
DAVITA
HEALTHCARE
PARTNERS, INC.   COMMON  23918K108   2,468      20,812 SH       SOLE       N/A          20,812

FLEETCOR
TECHNOLOGIES,
INC.             COMMON  339041105 661,827   8,632,156 SH       SOLE       N/A       8,632,156

FORTEGRA
FINANCIAL
CORPORATION      COMMON  34954W104 108,964  12,438,772 SH       SOLE       N/A      12,438,772

M/A-COM
TECHNOLOGY
SOLUTIONS
HOLDINGS, INC.   COMMON  55405Y100 136,132   8,471,200 SH       SOLE       N/A       8,471,200

UBIQUITI
NETWORKS,
INC.             COMMON  90347A100 207,111  15,095,543 SH       SOLE       N/A      15,095,543